GENERAL (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information About Financial Statements [Abstract]
Schedule of subsidiaries
Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2023	December 31, 2022
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Space Systems UK (*)	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA
Endurance Acquisition Corp.	100%	-	Satixfy Communications	Cayman Islands

(*) Sold after June 30, 2023

Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2023	December 31, 2022
Jet talk	51%	51%	Satixfy UK	UK